Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	Oct. 21, 2019	Sep. 30, 2019	Jun. 30, 2019
Subsequent Event [Member]
Subsequent Event [Line Items]
Sale value of property	$ 77,500
Proceeds from sale of property in percent to sale value	90.00%
Proceeds from sale of property in value to sale value	$ 69,750
Credit from sale of property in percent to sale value	10.00%
Repayment of secured debt	$ 44,500
Bareboat charter agreement period	13 years
Bareboat charter agreement description	the Company entered into a bareboat charter for the vessel for a period of up to 13 years, with break clauses at years 5, 7 and 10
2017 Senior Unsecured Bonds [Member]
Subsequent Event [Line Items]
Debt instrument covenant description
2017 Senior Unsecured Bonds [Member] | Subsequent Event [Member] | Two Thousand Seventeen Amendment [Member]
Subsequent Event [Line Items]
Debt instrument covenant description		The covenant, requiring our interest coverage ratio, on a trailing four quarter basis, to be no less than 2.25 to 1.00
Deferred Costs		$ 1,300